Discontinued Operations - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	May 04, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal group including discontinued operation goodwill impairment loss	$ 1,115
Gaokao re-take business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total cash proceeds from sale of discontinued operations		157
Disposal group including discontinued operation goodwill impairment loss	$ 2,063